CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2020		Sep. 30, 2019		Sep. 30, 2019		Sep. 30, 2020		Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating costs	$ 1,871,654		$ 131,890		$ 132,574		$ 2,218,940		$ 393,291
Operating expenses:
Loss from operations	(1,871,654)		(131,890)		(132,574)		(2,218,940)		(393,291)
Other income:
Interest income on marketable securities held in Trust Account	21,011		951,166		951,166		886,357		1,911,770
Unrealized gain on marketable securities held in Trust Account			22,962		22,962				8,127
Other income	21,011		974,128		974,128		886,357		1,919,897
(Loss) income before income taxes	(1,850,643)		842,238		841,544		(1,332,583)		1,526,606
Benefit (provision) for income taxes	24,119		(176,727)		(176,727)		(84,673)		(320,588)
Other (income) expense:
Net (loss) income	(1,826,524)		665,511		664,827		(1,417,256)		1,206,018
Net loss attributable to common stockholder	$ (1,826,524)		$ (42,801)		$ (43,485)		$ (2,028,796)		$ (158,834)
Weighted average shares outstanding, basic and diluted	6,974,184	[1]	6,595,280	[1]	5,756,524	[1]	6,969,280	[1]	6,141,375
Basic and diluted net loss per common share	$ (0.26)	[2]	$ (0.01)	[2]	$ (0.01)	[2]	$ (0.29)	[2]	$ (0.03)		$ 1.39	$ (1.26)
XL Hybrids, Inc [Member]
Revenues							$ 9,472,000			$ 6,934,000	$ 7,215,000	$ 9,545,000
Cost of revenues							8,713,000			7,191,000	8,075,000	11,014,000
Gross profit							759,000			(257,000)	(860,000)	(1,469,000)
Operating expenses:
Research and Development							3,297,000			1,743,000	2,874,000	1,893,000
Selling, general, and administrative expenses							10,798,000			7,690,000	9,835,000	9,333,000
Loss from operations							(13,336,000)			(9,690,000)	(13,569,000)	(12,695,000)
Other (income) expense:
Interest expense, net							2,121,000			791,000	2,151,000	208,000
Loss on extinguishment of debt							1,038,000
Change in fair value of convertible notes payable derivative liabilities							3,532,000			705,000	(819,000)
Net (loss) income							(20,027,000)			(11,186,000)	(14,901,000)	(12,903,000)
Net loss attributable to common stockholder							$ (20,027,000)			$ (11,186,000)	$ (14,901,000)	$ (12,903,000)
Weighted average shares outstanding, basic and diluted							11,555,159			10,508,012	10,752,940	10,253,822
Basic and diluted net loss per common share							$ (1.73)			$ (1.06)	$ (1.39)	$ (1.26)

[1]	Excludes an aggregate of 21,582,057 and 21,797,092 shares subject to possible redemption at September 30, 2020 and 2019.
[2]	Net loss per share – basic and diluted excludes interest income attributable to shares subject to possible redemption of $0 and $611,540 for the three and nine months ended September 30, 2020, respectively, and $708,312 for the three months ended September 30, 2019 and for the period from March 20, 2019 through September 30, 2019, respectively. (see Note 2).